Inventories	6 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories are carried at the lower of cost and net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances.

As of December 31, 2022, the Company had certain obsolescent inventories and accrued inventory provision of $10,692. As of June 30, 2022, the Company had certain obsolescent inventories and accrued inventory provision of $332,338.

Inventories consisted of the following:

	December 31, 2022	June 30, 2022
	(unaudited)
Merchant products	$108,769	$422,174
Raw materials	25,977	41,636
Packaging and other supplies	891	961
Products in process	152,670	85,083

Less: inventory write-down	10,692	332,338
Total inventories	$277,615	$217,516